Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities

Note 11 — Accounts payable and accrued liabilities

	As of March 31,
	2025	2024
Accounts payable	$56,093	$45,631
Accrued bonuses	60,485	—
Accrued payroll taxes	7,049	12,143
Accrued liabilities	126,543	63,120
Total accounts payable and accrued liabilities	$250,170	$120,894

Amounts included in accounts payables

Accounts payable for the year ended March 31, 2025 consists mostly of routine operating costs. Accrued liabilities for the year ended March 31, 2025 consists mainly of unpaid directors and officers insurance and accrued professional services. Accounts payable and accrued liabilities for the year ended March 31, 2024 consisted mainly of professional fees, legal fees and consulting services to various vendors.